Fees Summary	Oct. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,625,000
Previously Paid Amount	0.00
Total Fee Amount	141.38
Total Offset Amount	0.00
Net Fee	141.38
Narrative - Max Aggregate Offering Price	$ 1,625,000
Final Prospectus	true